Note Related party transactions (Proportionate share of income (loss) and changes in stockholder's equity from EVERTEC) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Income (Loss) from Equity Method Investments, Total	$ 24,373	$ 39,578	$ 42,873
EVERTEC Inc.
Related Party Transaction [Line Items]
Share of income (loss) from investment	11,593	10,536	(3,762)
Share of other changes in stockholders equity	1,636	381	18,965
Income (Loss) from Equity Method Investments, Total	$ 13,229	$ 10,917	$ 15,203